Land Use Right, Net (Tables)	6 Months Ended
Mar. 31, 2024
Land Use Right, Net [Abstract]
Schedule of Land Use Right, Net	As of September 30, 2023 and March 31, 2024, land use right, net consisted of the following:
	As of September 30, 2023	As of March 31, 2024
		(Unaudited)
Land use right(1)	$1,671,519	$1,689,044
Accumulated amortization(2)	(25,073)	(42,226)
Land use right, net	$1,646,446	$1,646,818
(1)	Land use right of Jiangsu New Energy

In January 2023, Jiangsu New Energy acquired land use right from local government in purpose of building manufacturing plants in Changzhou, Jiangsu Province. The land use right has a term of 50 years and will expire on January 5, 2073.

(2)	Land use right of Tianjin Jiahao

On February 13, 2023, Jiangsu EZGO entered into an equity transfer agreement with Sutai (Tianjin) Packaging Materials Co., Ltd. (“Sutai”) to transfer 100% of the equity interests of Tianjin Jiahao, a wholly-owned subsidiary of Jiangsu EZGO, to Sutai for $6,141,721 (RMB44,810,000). The land use right of Tianjin Jiahao was disposed at the carrying amount of $6,823,791 in the transfer of all 100% equity interests of Tianjin Jiahao to Sutai.

Schedule of Amortization Expenses of Land Use Right	The following is a schedule, by fiscal years, of amortization expenses of land use right as of March 31, 2024:
Years ending September 30,	Amount (Unaudited)
Remaining in fiscal year 2024	$16,923
2025	33,846
2026	33,846
2027	33,846
2028	33,846
2029 and thereafter	1,494,511
Total	$1,646,818